Debt Financing	6 Months Ended	12 Months Ended
	Apr. 01, 2012	Oct. 02, 2011
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

Note 5 - Debt Financing

Credit Facility – Avidbank

On March 22, 2011, Optex Systems Holdings, Inc. amended its revolving credit facility with Avidbank, which provided up to $1 million in financing against eligible receivables. The line expired on March 15, 2012 and as  of April 1, 2012, the outstanding balance on the line of credit was $0.  For the three months and six months ended April 1, 2012, the total interest expense against the outstanding line of credit balance was $7 thousand and $17 thousand, respectively. For the three months and six months ended April 3, 2011, the total interest expense against the outstanding line of credit balance was $30 thousand and $53 thousand, respectively.

On April 16, 2012, the Company amended its revolving credit facility with Avidbank. The new renewable revolving maturity date is April 15, 2014. See Note 8 – Subsequent Events for a further discussion of this credit facility amendment.

Note 8 - Debt Financing

Related Parties

Secured Promissory Note Issued in Connection with Purchase by Optex Systems, Inc. (Delaware)

In connection with the public sale of the Optex Systems, Inc. (Texas) assets to Optex Systems, Inc. (Delaware), Optex Systems, Inc. (Delaware) delivered to Longview and Alpha Secured Promissory Notes, due September 19, 2011, in the principal amounts of $5.4 million and $541 thousand, respectively. On February 20, 2009, Longview sold its Optex Systems, Inc. (Delaware) promissory note to Sileas, as described below. On March 27, 2009, Sileas and Alpha exchanged their Notes plus accrued and unpaid interest of $160  thousand for 1,027 shares of Optex Systems, Inc. (Delaware) Series A preferred stock.

Acquisition by Sileas on February 20, 2009

On February 20, 2009, Sileas purchased 100% of the equity and debt interest held by Longview, representing 90% of Optex Systems, Inc. (Delaware).  Currently, Sileas is the majority owner of Optex Systems Holdings.

Secured Promissory Note Due February 20, 2012/Longview Fund, LP

As a result of the transaction described above between Sileas and Longview Fund, LP on February 20, 2009, Sileas, currently majority owner of Optex Systems Holdings executed and delivered to Longview, a Secured Promissory Note originally due February 20, 2012 in the principal amount of $13.5 million. The Note bears simple interest at the rate of 4% per annum, and the interest rate upon an event of default increases to 10% per annum. In the event Optex Systems Holdings sells or conveys all or substantially all its assets to a third party entity for more than nominal consideration, other than a reorganization into Sileas or reincorporation in another jurisdiction, then this Note shall be immediately due and owing without demand. In the event that such a major transaction occurs prior to the maturity date resulting in the Sileas receiving net consideration with a fair market value in excess of the principal and interest due under the terms of the secured note (the “Optex Consideration”), then in addition to paying the principal and interest due, Sileas shall also pay an amount equal to 90% of the Optex Consideration. The obligations of Sileas under the note are secured by a security interest in Optex Systems Holdings’ common and preferred stock owned by Sileas that was granted to Longview pursuant to a Stock Pledge Agreement delivered by Sileas to Longview and also by a lien on all of the assets of Sileas.

On November 22, 2011  Sileas Corp and Longview Fund, LP entered into an amendment to the Secured Promissory Note that extended the maturity date for an additional two year period ending on February 20, 2014.  In exchange for the extension, Sileas Corp agreed to pay Longview Fund an extension fee equal to 2% of the principal amount of this Secured Note.  As a result of the agreement, the principal amount of the Note was increased $270 thousand to $13.8 million as of November 22, 2011.

Optex Systems Holdings has not guaranteed the note and Longview is not entitled to pursue Optex Systems Holdings in the event of a default by Sileas. Therefore, there are no actual or potential cash flow commitments from Optex Systems Holdings. In the event of default by Sileas on its obligations under the note, Longview would only be entitled to receive the Optex Systems Holdings common and preferred stock held by Sileas.

Credit Facility – Avid Bank (formerly known as Peninsula Bank Business Funding)

On March 10, 2010, the Company entered into a revolving credit facility with Avid Bank, which provides up to $2 million in financing against eligible receivables. The material terms of the revolving credit facility are as follows:

●	The interest rate for all advances shall be the greater of 8.5% and the then in effect prime rate plus 3.5% and subject to a minimum quarterly interest payment of $16 thousand.

●	Interest shall be paid monthly in arrears.

●	The expiration date of the facility is March 4, 2011, at which time any outstanding advances, and accrued and unpaid interest thereon, will be due and payable.

●	In connection with the entry into the facility by Avid Bank, Optex Systems, Inc.(Delaware) paid Avid Bank a facility fee of $20 thousand and issued a warrant to Avid Bank to purchase 1,000,000 shares of its common stock. The warrant bears an exercise price of $0.10 per share and expires on March 3, 2016.

●	The obligations of Optex Systems, Inc. (Delaware) to Avid Bank are secured by a first lien on all of its assets (including intellectual property assets should it have any in the future) in favor of Avid Bank.

●	The facility contains affirmative and negative covenants that require Optex Systems, Inc. (Delaware) to maintain certain minimum cash and EBITDA levels on a quarterly basis and contains other customary covenants. The facility also contains customary events of default. Upon the occurrence of an event of default that remains uncured after any applicable cure period, Avid Bank’s commitment to make further advances may terminate, and Avid Bank would also be entitled to pursue other remedies against Optex Systems, Inc. (Delaware) and the pledged collateral.

●	Pursuant to a guaranty executed by Optex Systems Holdings in favor of Avid Bank, Optex Systems Holdings has guaranteed all obligations of Optex Systems, Inc. (Delaware) to Avid Bank.

On August 3, 2010, Avid Bank waived the Company’s requirement to meet the EBITDA requirement set forth in Section 6.8 of its agreement with the Company for the quarter ended June 27, 2010. In addition, Avid Bank agreed to amend Sections 6.8(c) and (d) of the aforesaid agreement to adjust the minimum EBITDA covenant for the fiscal quarter ending January 2, 2011 to $200 thousand.

On November 23, 2010, Avid Bank waived the Company’s requirement to meet the EBITDA requirement set forth in Section 6.8 (c) of the August 3, 2010 amended Agreement for the fourth quarter ended October 3, 2010. In addition, on November 29, 2010 Avid Bank agreed to a second amendment for Sections 6.8 (d) of the Agreement to adjust the minimum EBITDA covenant for the fiscal quarter ending January 2, 2011 to $95 thousand.

On March 22, 2011, Avid Bank and the Company, entered into a fourth amendment to the existing credit facility agreement between them to extend the maturity date to March 15, 2012 (a prior third amendment entered into on February 15, 2011 was in all material respects superseded by the amendments made in the fourth amendment). Section 1.1 was amended (i) to define “Borrowing Base” as $175 thousand, (ii) to delete the definition of “EBITDA”, and (iii) to amend subsection (i) of the definition of “Eligible Accounts” so as to exclude any accounts for any account debtor (other than GDLS) which exceed 30% of all accounts and for GDLS to exclude those total obligations which exceed the lesser of 50% of all accounts or the aggregate sum of $500 thousand. Section 2.3(a)(ii) was amended so that the minimum semiannual interest payment is $20 thousand, and Section 6.8 was amended in its entirety so as to require the Company to maintain a zero balance on the revolving line for a period of at least 30 consecutive days during the period from March 15, 2011 and March 15, 2012.

As of October 2, 2011, the outstanding balance on the line of credit is $507 thousand.  For the period ended October 2, 2011, the total interest expense against the outstanding line of credit balance was $61 thousand.  Optex Systems Holdings satisfied the 30 consecutive zero balance on the revolving line of credit between August 4, 2011 and September 4, 2011.